UniqueLoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
10000001	3	3	[3] Appraisal Missing		3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer	Final TIL is inomplete due to being a signed estimated copy.	TESTED		Rate/Term Refi	Owner Occ	50	50
10000002	3	3	[3] Application Incomplete [3] Missing Title Evidence [3] Initial Application Incomplete	Final application incomplete due to missing top portion of document. Initial application incomplete due to missing top portion of document.	3	[3] TIL Incomplete [2] State - Missing Rate Lock [2] Initial GFE Incomplete [2] Initial TIL Incomplete	Final TIL incomplete due to missing top portion of document.	TESTED		Cashout Refi	Owner Occ	86.15	86.15	43.47
10000003	3	1			3	[3] TIL Missing		NO		Construction To Perm	Second Home	90	90	48.808
10000004	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Purchase	Owner Occ	100	100	40.025
10000005	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $449.89 which exceeds the $100 tolerance for purchase transactions. Loan Information Summary Transcript did not disclose a closing attorney fee of $450 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	93.51	93.51	36.498
10000006	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $ 57.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	59.15	59.15	36.06
10000007	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100% [2] Only Attorney's Opinion in File		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Grace period of 14 days is less than the minimum of 15 days grace period as required for the state of Mississippi.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100.32	100.32
10000008	3	3	[3] Appraisal Missing [3] Final Application Missing		3	[3] HUD-1 Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	80	80	12.71
10000009	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	41.78
10000010	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] State Late Charge Not Standard [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] Initial TIL Missing	Evidence of credit life insurance with a single payment of an annual premium of $5,832. Insurance is optional. Evidence of credit disability insurance with a single payment of an annual premium of $3,057.73. Insurance is optional. Late charge fee of 10% exceeds the max allowed of 5% for the state of Wisconsin.			Cashout Refi	Owner Occ	120.14	120.14
10000011	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
10000012	3	3	[3] Final Application Missing		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 1/XX/2007 with expiration of rescission period noted as 1/XX/2007. HUD reflects a funding date of 1/XX/2007, equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.43	78.43
10000013	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] MN Subprime loan [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure	MN Subprime Loan. Stated APR (9.729%) and audited APR (9.7439%) exceeds MN Subprime APR threshold for fixed rate loans of 7.72% (3% over applicable t-bill, 4.72%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Cashout Refi	Owner Occ	79.51	79.51
10000014	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	33.676
10000015	1	1			1					Rate/Term Refi	Investment Property	69.4	69.4	47.52
10000016	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] HUD-1 Incomplete [2] State - Missing Broker Agreement [2] State - Missing Notice of Residential Mortgage Loan Applicants [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Incomplete HUD due to missing exhibit on line 1305.	YES		Cashout Refi	Owner Occ	89.69	89.69	41.412
10000017	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	TIL incomplete; estimated copy.	NO		Purchase	Owner Occ	95	95	25.03
10000018	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Refinance Dislcosure [2] State - Missing Guaranty Terms Agreement [2] State - Missing Tangible Net Benefit Disclosure				Cashout Refi	Owner Occ	63.46	92.75	36
10000019	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is done subject to completion; however there is no completion cert in file.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	97	97	28.46
10000020	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
10000021	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90	90
10000022	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	14.52
10000023	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Dislcosure [2] State - Missing Title Protection Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $493.52 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
10000024	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $515.81 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose an appraisal fee of $575 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	43.48
10000025	2	1			2
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
										Cashout Refi	Owner Occ	80	80	40.397
10000026	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	69.2	69.2	37.5
10000027	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   HUD-1 Incomplete
[3]   Initial TIL Missing
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Disclosure Statement Required for Residential Construction Contract
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing
							Final HUD is incomplete due to not being signed by the borrower.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100
10000028	3	3	[3] Final Application Missing		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	100	100	47.379
10000029	3	3	[3] Credit Report Incomplete	Credit report incomplete due to illegible information on all pages.	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	95	95	20.08
10000030	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Bill of Rights				Purchase	Owner Occ	100	100	33
10000031	1	1			1					Purchase	Owner Occ	100	100	24.359
10000032	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	100	100	43.46
10000033	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	80	80	42.28
10000034	3	3	[3] Final Application Missing		3	[3] TIL Missing [3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.63	78.63	35.13
10000035	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being signed or dated by the borrowers.	TESTED		Cashout Refi	Owner Occ	70	90	41.09
10000036	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	97	97
10000037	1	1			1					Cashout Refi	Owner Occ	32.22	32.22
10000038	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $209.93 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	49.259
10000039	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	89.96	89.96	39.03
10000040	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $772.45 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the attorney fee of $750 or a phone/ fax/copy fee of $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	43.48
10000041	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	85	85
10000042	3	3	[3] Missing Initial Application		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Cashout Refi	Owner Occ	80	80	49.854
10000043	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase	APR under disclosed by .3141 which exceeds the .125 tolerance. Finance charges under disclosed by $3893.69 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $1000 which is not itemized therefore seller credit applied to non APR fees first.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	53.52
10000044	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	60.36	60.36
10000045	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	70	70	44.64
10000046	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.56	72.56	35
10000047	3	3	[3] Final Application Missing		1					Purchase	Owner Occ	84.96	84.96	44.11
10000048	2	1			2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Purchase	Owner Occ	92.48	92.48	41.822
10000049	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							Finance charges under disclosed by $877.34 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80.15	80.15
10000050	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Complaints and Inquiries Notice				Purchase	Owner Occ	95	95	33.52
10000051	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.35	62.35	37.6
10000052	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	60	60	48.64
10000053	3	3	[3] Credit Report Missing [3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	89.98	89.98	35.29
10000054	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.86	79.86	47.38
10000055	1	1			1					Cashout Refi	Owner Occ	80	80	39.096
10000056	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	31.973
10000057	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	79.27	90	43.63
10000058	2	2	[2] Only Preliminary Title in File [2] Negam by Note Design		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner				Cashout Refi	Owner Occ	89.9	89.9	40.61
10000059	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	50.42
10000060	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.4	100.4	33
10000061	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	99.96	99.96	56.86
10000062	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	98.85	98.85	27
10000063	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.87	75.79	41
10000064	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.31	100.31
10000065	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	104.59	104.59	52